COMMITMENTS	6 Months Ended
Jun. 30, 2016
Commitments and Contingencies Disclosure [Abstract]
COMMITMENTS
NOTE 6 - COMMITMENTS

Lease agreement

The Company leases office space for its headquarters and research and development facilities in Israel and the United States of America under several lease agreements. The lease agreements for the facilities in Israel are linked to the Israeli CPI and expire between December 2016 and December 2020. The lease agreement in the United States is due to expire during August 2017.

Rental expenses for the three and six months ended June 30, 2016 and 2015, are as follows:

	Six months ended June 30		Three months ended June 30
	2016	2015	2016	2015
Rental expenses	$174	$176	$73	$87

Future minimum lease commitments under non-cancelable operating lease agreements are as follows:

2016	$155
2017	613
2018	554
2019 and thereafter	1,112
Total	$2,434

The Company has a lien in the amount of $193 on the Company’s marketable securities in respect of bank guarantees granted in order to secure the lease agreements.